Note 7 LCR main LMU (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LCR main LMU [Line Items]
Average LCR main LMU	159.00%	165.00%	149.00%
BBVA SA [Member]
LCR main LMU [Line Items]
Average LCR main LMU	186.00%	190.00%	173.00%
BBVA Mexico [Member]
LCR main LMU [Line Items]
Average LCR main LMU	199.00%	245.00%	196.00%
Garanti BBVA group [Member]
LCR main LMU [Line Items]
Average LCR main LMU	185.00%	211.00%	183.00%